Segment and corporate information- Segment Activities (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue from contracts with external customers			€ 8,040,607,000
other revenue			148,727,000
Revenue external customers	€ 4,135,972,000	€ 4,471,021,000	8,189,334,000	€ 9,019,141,000
Inter - segment revenue	77,733,000	0	0	0
Revenue	4,213,705,000	4,471,021,000	8,189,334,000	9,019,141,000
Segment operating income	1,401,099,000	583,301,000	1,897,975,000	1,234,580,000
Interest	84,297,000	94,966,000	164,273,000	187,694,000
Income before income taxes	1,316,802,000	488,335,000	1,733,702,000	1,046,886,000
Depreciation and amortization	180,242,000	186,072,000	355,236,000	375,981,000
Income (loss) from equity method investees	16,523,000	22,939,000	34,427,000	37,824,000
Total assets	25,044,928,000	24,714,913,000	25,044,928,000	24,714,913,000	€ 24,025,128,000
thereof investments in equity method investees	613,670,000	627,616,000	613,670,000	627,616,000	€ 647,009,000
Additions of property, plant and equipment and intangible assets	282,810,000	225,748,000	513,980,000	438,346,000
North America Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	2,919,567,000		5,639,194,000
other revenue	51,733,000		106,568,000
Revenue external customers	2,971,300,000	3,225,014,000	5,745,762,000	6,599,856,000
Inter - segment revenue	830,000	498,000	1,230,000	1,172,000
Revenue	2,972,130,000	3,225,512,000	5,746,992,000	6,601,028,000
Segment operating income	1,285,973,000	469,536,000	1,648,181,000	995,351,000
Depreciation and amortization	94,992,000	100,711,000	185,647,000	205,718,000
Income (loss) from equity method investees	18,860,000	22,472,000	37,661,000	37,280,000
Total assets	16,542,759,000	16,215,990,000	16,542,759,000	16,215,990,000
thereof investments in equity method investees	313,190,000	318,264,000	313,190,000	318,264,000
Additions of property, plant and equipment and intangible assets	172,838,000	136,037,000	314,659,000	260,738,000
EMEA Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	643,992,000		1,275,216,000
other revenue	8,320,000		12,904,000
Revenue external customers	652,312,000	641,726,000	1,288,120,000	1,255,413,000
Inter - segment revenue	0	1,000	303,000	1,000
Revenue	652,312,000	641,727,000	1,288,423,000	1,255,414,000
Segment operating income	104,923,000	112,664,000	213,857,000	227,143,000
Depreciation and amortization	28,417,000	30,296,000	57,278,000	60,749,000
Income (loss) from equity method investees	(3,381,000)	(104,000)	(4,715,000)	(950,000)
Total assets	3,677,443,000	3,632,465,000	3,677,443,000	3,632,465,000
thereof investments in equity method investees	178,568,000	187,672,000	178,568,000	187,672,000
Additions of property, plant and equipment and intangible assets	35,571,000	23,432,000	65,976,000	53,660,000
Asia-Pacific Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	405,391,000		786,192,000
other revenue	16,828,000		27,489,000
Revenue external customers	422,219,000	417,381,000	813,681,000	794,926,000
Inter - segment revenue	131,000	3,000	318,000	22,000
Revenue	422,350,000	417,384,000	813,999,000	794,948,000
Segment operating income	77,851,000	78,232,000	152,071,000	160,067,000
Depreciation and amortization	10,987,000	11,878,000	22,146,000	23,533,000
Income (loss) from equity method investees	759,000	366,000	1,094,000	1,170,000
Total assets	2,189,363,000	2,073,225,000	2,189,363,000	2,073,225,000
thereof investments in equity method investees	97,718,000	97,629,000	97,718,000	97,629,000
Additions of property, plant and equipment and intangible assets	13,382,000	12,143,000	23,416,000	21,559,000
Latin America Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	162,914,000		332,254,000
other revenue	852,000		1,766,000
Revenue external customers	163,766,000	182,687,000	334,020,000	360,096,000
Inter - segment revenue	12,000	95,000	51,000	152,000
Revenue	163,778,000	182,782,000	334,071,000	360,248,000
Segment operating income	11,169,000	12,460,000	25,283,000	26,865,000
Depreciation and amortization	5,849,000	4,536,000	10,429,000	9,044,000
Income (loss) from equity method investees	285,000	205,000	387,000	324,000
Total assets	684,928,000	666,266,000	684,928,000	666,266,000
thereof investments in equity method investees	24,194,000	24,051,000	24,194,000	24,051,000
Additions of property, plant and equipment and intangible assets	7,632,000	10,514,000	11,428,000	17,874,000
Operating Segments
Disclosure of operating segments [line items]
Revenue from contracts with external customers	4,131,864,000		8,032,856,000
other revenue	77,733,000		148,727,000
Revenue external customers	4,209,597,000	4,466,808,000	8,181,583,000	9,010,291,000
Inter - segment revenue	973,000	597,000	1,902,000	1,347,000
Revenue	4,210,570,000	4,467,405,000	8,183,485,000	9,011,638,000
Segment operating income	1,479,916,000	672,892,000	2,039,392,000	1,409,426,000
Depreciation and amortization	140,245,000	147,421,000	275,500,000	299,044,000
Income (loss) from equity method investees	16,523,000	22,939,000	34,427,000	37,824,000
Total assets	23,094,493,000	22,587,946,000	23,094,493,000	22,587,946,000
thereof investments in equity method investees	613,670,000	627,616,000	613,670,000	627,616,000
Additions of property, plant and equipment and intangible assets	229,423,000	182,126,000	415,479,000	353,831,000
Corporate
Disclosure of operating segments [line items]
Revenue from contracts with external customers	4,108,000		7,751,000
other revenue	0		0
Revenue external customers	4,108,000	4,213,000	7,751,000	8,850,000
Inter - segment revenue	(973,000)	(597,000)	(1,902,000)	(1,347,000)
Revenue	3,135,000	3,616,000	5,849,000	7,503,000
Segment operating income	(78,817,000)	(89,591,000)	(141,417,000)	(174,846,000)
Depreciation and amortization	39,997,000	38,652,000	79,736,000	76,937,000
Income (loss) from equity method investees	0	0	0	0
Total assets	1,950,435,000	2,126,967,000	1,950,435,000	2,126,967,000
thereof investments in equity method investees	0	0	0	0
Additions of property, plant and equipment and intangible assets	€ 53,387,000	€ 43,622,000	€ 98,501,000	€ 84,515,000